Preferred Stock	12 Months Ended
Dec. 31, 2016
Preferred Stock
7.	Redeemable Convertible Preferred Stock

On December 23, 2011, the Company issued 3,094,774 shares of $.00001 par value of Series A Redeemable Convertible Preferred Stock (Series A Preferred Stock) to Akebia’s stockholders in exchange for the assignment of certain development programs and related intellectual property, assets, and liabilities as part of the spinout from Akebia (see Note 3). The Company’s Series A Preferred Stock and Common Stock were distributed to Akebia’s stockholders as a distribution on the basis of 1 share of Aerpio’s Series A Preferred Stock for every 35 shares of Akebia’s Series A Preferred Stock, 1 share of Aerpio’s Series A Preferred Stock for every 100 shares of Akebia’s Series B Preferred Stock, and 1 share of Aerpio’s Common Stock for every 175 shares of Akebia’s Common Stock.

On August 28, 2012, the Company issued 5,882,353 shares of $.00001 par value of Series A1 Redeemable Convertible Preferred Stock (Series A1 Preferred Stock) at $1.70 per share for gross proceeds of $10,000,000, less issuance costs of $210,638, for net proceeds to the Company of $9,789,362. In connection with the financing, the Company exchange its then outstanding convertible promissory notes and accrued interest into 3,646,269 shares of Series A1 Preferred Stock. The exchange was pursuant to the contractual provisions of the promissory notes and was accounted for as an extinguishment and share-settled redemption. In August and November 2013, the Company issued 4,705,882 and 5,294,118 shares, respectively, of Series A1 Preferred Stock at $1.70 for gross proceeds of $8,000,000 and $9,000,000, respectively, and incurred total issuance costs of $94,326.

On April 22, 2014, the Company issued 10,476,182 shares of $.00001 par value Series A2 Redeemable Convertible Preferred Stock (Series A2 Preferred Stock) at $2.10 per share for total gross proceeds of $22,000,000. The Company incurred issuance costs of $168,648 for net proceeds to the Company of $21,831,352.

In March 2016, in connection with the Convertible Note Financing described more fully in Note 6, the Company’s Articles of Incorporation were amended such that any Preferred Stockholder that did not participate in the Convertible Note Financing would have their respective shares of Preferred Stock automatically converted into Common Stock using a 3-to-1 conversion ratio and such Preferred Stockholders would lose the right to representation on the Company’s Board of Directors and other preferred rights. The amendment did not represent an increase in value to the preferred stockholders and was treated as a modification to the Preferred Stock for accounting purposes. Certain shares of redeemable convertible preferred stock held by Preferred Stockholders that elected to not participate in the Convertible Note Financing were converted to shares in the Company’s Common stock.

The rights, preferences, and privileges of Preferred Stock are as follows:

Voting

The holders of Preferred Stock are entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock are convertible. Except as provided by law or otherwise, the holders of Preferred Stock vote together with the holders of Common Stock as a single class. Certain significant actions must be approved by at least 50% of the holders of Preferred Stock voting as a single class on an as converted basis. Such significant actions include significant asset transfers, acquisitions, liquidation, amendments to the certificate of incorporation, new indebtedness, repurchase of Common Stock, changes in the authorized numbers of directors constituting the Board of Directors, and the declaration of dividends.

The holders of shares of Preferred Stock are entitled to elect six members of the Company’s Board of Directors, which is subject to reduction to not less than four directors under certain circumstances. The holders of shares of Common Stock (including any holders of all shares of Preferred Stock on an as converted basis) are entitled to elect two members of the Company’s Board of Directors, which is subject to reduction to one director under certain circumstances.

Dividends

Dividends are payable, if permitted by law, in accordance with Preferred Stock terms or when and if declared by the Board of Directors. Prior to the issuance of Series A2 Preferred Stock, dividends on Series A Preferred Stock and Series A1 Preferred Stock were cumulative and accrued daily at a rate of 6% per annum whether or not declared. As part of the Series A2 Preferred Stock issuance, the dividend provisions for Series A Preferred Stock and Series A1 Preferred Stock were retrospectively amended to be noncumulative with the cumulative provision to begin after the Series A2 Preferred Stock issuance date at a rate of 6% per annum. This amendment did not significantly affect the nature of the Series A Preferred Stock and Series A1 Preferred Stock or their fair value. Accordingly, the amendment was treated as a modification for accounting purposes.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, or upon the occurrence of a Deemed Liquidation Event, as defined, at the election of more than 50% of the holders of Series A2 Preferred Stock and Series A1 Preferred Stock, those holders are entitled to be paid, in preference to the holders of Series A Preferred Stock and Common Stock, out of the assets of the Company available for distribution at $2.10 per share for Series A2 Preferred Stock and $1.70 per share for Series A1 Preferred Stock, plus any accrued but unpaid dividends. After the holders of Series A1 Preferred Stock and Series A2 Preferred Stock are satisfied, the holders of Series A Preferred Stock are paid at $1.83 per share, plus any accrued but unpaid dividends before any payment is made to the holders of Common Stock.

In the event the assets of the Company available for distribution to stockholders are insufficient to pay the full amount to which the holder are entitled, the holders of Series A2 Preferred Stock and Series A1 Preferred Stock will share ratably any assets available for distribution in proportion to their relative original investment amounts. Any remaining assets of the Company will be distributed ratably among the holders of Series A Preferred Stock based upon aggregate applicable dividends accrued on Series A Preferred Stock not previously paid.

After the payment of all preferential amounts required to be paid to the holders of Preferred Stock, the remaining assets available for distribution will be distributed among the holders of Preferred Stock and Common Stock based on the pro rata number of shares held by each holder, treating such securities as if they had been converted to Common Stock immediately prior to such dissolution, liquidation, or winding-up of the Company.

Conversion

Each share of Preferred Stock is convertible at the option of the holder, at any time and from time to time, into fully paid and non-assessable shares of Common Stock. The initial conversion ratio is one share of Preferred Stock for one share of the Company’s Common Stock. The applicable conversion rate is subject to future adjustments upon the occurrence of certain events.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the then-applicable conversion ratio, as defined, upon either: (i) the closing of the sale of shares of the Company’s Common Stock to the public in an underwritten public offering at a price of $6.30 resulting in at least $40,000,000 of gross proceeds to the Company, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of more than 50% of the then outstanding shares of Preferred Stock on an as-converted basis.

The Company evaluated each series of its Preferred Stock and determined that each individual series is considered an equity host under ASC Topic 815, Derivatives and Hedging. In making this determination, the Company’s analysis followed the whole instrument approach, which compares an individual feature against the entire Preferred Stock instrument that includes that feature. The Company’s analysis was based on a consideration of the economic characteristics and risks of each series of Preferred Stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including: (i) whether the Preferred Stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the holders of Preferred Stock were entitled to dividends, (iv) the voting rights of the Preferred Stock, and (v) the existence and nature of any conversion rights. The Company concluded that as the Preferred Stock represents an equity host, the conversion feature included in all series of Preferred Stock is clearly and closely related to the associated host instrument. Accordingly, the conversion feature of all series of Preferred Stock is not considered an embedded derivative that requires bifurcation.

The Company accounts for potentially beneficial conversion features under ASC Topic 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of Preferred Stock, the Company’s Common Stock into which each series of the Company’s Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the convertible Preferred Stock. Therefore, there was no beneficial conversion element on the respective commitment dates.

Redemption

Preferred Stock are redeemable on or after July 31, 2017, upon a request by more than 50% of the holders of Preferred Stock then outstanding, payable in three annual installments commencing not more than 60 days following receipt by notice at a price equal to the greater of (i) the applicable original purchase price and dividends accrued but unpaid (Applicable Accrued Value), which is equal to its liquidation preference, or (ii) the Preferred Stock fair value per share. Due to this redemption option, the Shares are recorded in the mezzanine equity and subject to subsequent measurement under the guidance provided under ASC 480-10-S99. In accordance with that guidance, the Company has elected to recognize changes in redemption value immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. As of December 31, 2016 and 2015, the redemption values of all series of Preferred Stock were equal to their respective Applicable Accrued Value. The fair values of Preferred Stock are based upon a hybrid of the probability-weighted expected returns method and an option pricing model (OPM), which is a nonrecurring Level 3 fair value measurement within the fair value hierarchy. Under this hybrid model, share value is based on the probability weighted value of the Company in an a potential public trading scenario, in which the Preferred Stock converts to Common Stock, and a second scenario in which equity value is allocated using the OPM. For the public trading scenario, the Company used the guideline public company method under the market approach.

ZETA ACQUISITION CORP. II [Member]
Preferred Stock

3. Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.